Property, Plant and Equipment, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 573,247	¥ 302,974	¥ 125,453
Accumulated impairment loss	34,589	63,251	79,185
Construction In Progress [Member]
Property, Plant and Equipment [Line Items]
Interest expenses capitalized	10,598	26,351	¥ 38,483
Tools, Dies And Molds [Member]
Property, Plant and Equipment [Line Items]
Accumulated impairment loss	¥ 93,786	¥ 135,467